Derivatives and hedge accounting - Additional information 1 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges | Hedged item affected statement of profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial liabilities held for hedging	€ 244	€ 270
Fair value hedges | Financial assets at fair value through profit or loss
Net Interest Income at Risk [Line Items]
Derivative financial assets held for hedging	€ 836	€ 365
Maturity date beyond June 2023 | USD LIBOR
Net Interest Income at Risk [Line Items]
Percentage of notional amounts of hedging instruments	89.00%	72.00%
Maturity Date Beyond December 2024 | WIBOR
Net Interest Income at Risk [Line Items]
Percentage of notional amounts of hedging instruments	71.00%